Deconsolidation	12 Months Ended
Dec. 31, 2025
Deconsolidation
Deconsolidation
5.	Deconsolidation
(a)	Disposal SCHL Group

On May 26, 2023, the Company entered into an equity transfer agreement with Otov Alfa Holdings Limited (“Otov Alfa”), a British Virgin Islands business company designated by Ningxia Fengyin Enterprise Management Consulting LLP (“Ningxia Fengyin”), under which the Company transferred 100% of its equity interest in subsidiaries including Sky City Holding Limited, and its subsidiaries (collectively “SCHL Group”) to Otov Alfa, at nil consideration (the “Deconsolidation”), in order to settle all outstanding convertible loan owed by the Group to Ningxia Fengyin. SCHL Group mainly served as a holding company for a group of investment companies with no material operations, and meanwhile, as the obligator of the outstanding convertible loan and interest. The Deconsolidation of SCHL Group was not a strategic shift as it has no material impact on the Group’s business, therefore it was not qualified as discontinued operation. Upon the completion of the Deconsolidation, the control of SCHL Group was transferred to Otov Alfa on May 30, 2023 (the “Closing Date”), and the assets and liabilities of SCHL Group, including the outstanding convertible loan and interest payable, cash in bank, property and some other assets and liabilities with a net liability balance of RMB6,711 were transferred to Otov Alfa, resulting in settlement of the outstanding convertible loan and a gain from disposal of RMB6,711. The cumulative foreign currency translation loss (recorded as accumulated other comprehensive loss) related to SCHL Group of RMB45,594 was released as a loss on disposal, with a total loss of RMB38,883 recognized related to the disposal of SCHL Group for the year ended December 31, 2023.

(b)	Deconsolidation of RPHL Group

The Company entered into a share transfer agreement transaction on November 7, 2025 (the “Share Transfer Agreement”), with Vantage Capital Global Limited (the “Vantage”), an entity controlled by Jun Lang, an officer who has responsibility for planning, directing and controlling the activities of Pintec Jinke (Beijing) Technology Information Co., Ltd., a variable interest entity of the Company before deconsolidation. Pursuant to the Share Transfer Agreement, Vantage acquired 100% equity interest of Romantic Park Holdings Limited (Romantic Park”), an entity was wholly owned by the Company. The transaction resulted in the divestment of some of the former WFOEs and all VIEs (together with Romantic Park, “RPHL Group”), which previously conducted operations in mainland China. The excess of the consideration over the carry value of the net assets of RPHL Group was recorded to the additional paid in capital because Lang Jun has significant influence on the previous operation in mainland China. Upon completion of the divesture, the Company lost its control over RPHL Group and accordingly, the Company deconsolidated RPHL Group’s financial statements since November 7, 2025 (the “disposal date”).

The divesture represented a strategic shift that had a major effect on the Group’s operations and financial results and was accounted for as discontinued operations. The Group has classified the historical financial results of RPHL Group as discontinued operations in the Group’s consolidated statements of comprehensive loss for all periods presented. Additionally, the related assets and liabilities associated with discontinued operations in the prior year consolidated balance sheet were classified as assets/liabilities of discontinued operations to provide the comparable financial information. In connection with the divesture of RPHL Group, the Company recorded the excess amount of US$66,091 between nil consideration and the carry value of the net liability of RPHL Group in additional paid in capital, net of tax of nil, in the consolidated balance sheets, as the transaction is with a related party of the Group.

The assets and liabilities are included in the captions “Current assets of discontinued operations”, “Non-current assets of discontinued operations”, “Current liabilities of discontinued operations” and “Non-current liabilities of discontinued operations”, in the accompanying consolidated balance sheets as of December 31, 2024 and consist of the following:

As of December 31, 2024
US$
Cash and cash equivalents	3,687
Accounts receivable, net	472
Short‑term financing receivables, net	8,554
Prepayments and other current assets, net	223
Current assets of discontinued operations	12,936

Non-current restricted cash	685
Long‑term financing receivables, net	223
Operating lease right-of-use assets	245
Other non-current assets	75
Non-current assets of discontinued operations	1,228

Accounts payable	561
Tax payable	2,593
Amounts due to related parties	41,496
Accrued expenses and other liabilities	22,176
Operating lease liabilities, current	227
Current liabilities of discontinued operations	67,053

Operating lease liabilities, non-current	164
Other non-current liabilities	563
Non-current liabilities of discontinued operations	727

The condensed cash flows of RPHL Group were as follows for the years ended December 31, 2023 and 2024 and for the period from January 1, 2025 through the disposal date, the date immediately preceding the RPHL Group Deconsolidation, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operations.

			From the period from
	For the years ended December 31,		January 1, 2025 through
	2023	2024	the disposal date
	US$	US$	US$
Net cash provided by/(used in) operating activities	2,077	(1,807)	1,054
Net cash provided by/(used in) investing activities	4,981	(11)	(5,419)
Net cash provided by financing activities	—	—	—

The comparative consolidated statements of operations have been represented to show the discontinued operations separately from continuing operations. Results of operations of RPHL Group for the period from January 1, 2025 through the disposal date, the date immediately preceding the RPHL Group Deconsolidation, and for the years ended December 31, 2023 and 2024, shown in the table below, are included in the consolidated comprehensive loss as “net loss from the discontinued operations, net of income tax” for those respective periods, after intercompany eliminations, as applicable.

			From the period from
	For the years ended December 31,		January 1, 2025 through
	2023	2024	the disposal date
	US$	US$	US$
Major classes of line items of discontinued operations
Revenues:
Technical service fees	3,379	1,011	530
Installment service fees	1,906	1,856	1,445
Wealth management service fees	2,160	2,017	1,606
Total revenues	7,445	4,884	3,581
Cost of revenues:
Funding cost	(1,374)	—	(2)
Reversal/(provision) of credit losses	78	(304)	(544)
Origination and servicing cost	(4,587)	(1,643)	(869)
Reversal of guarantee	443	163	—
Cost of revenues	(5,440)	(1,784)	(1,415)
Gross profit	2,005	3,100	2,166
Operating expenses:
Sales and marketing expenses	(3,002)	(2,627)	(2,007)
General and administrative expenses	(2,937)	(1,624)	(671)
Research and development expenses	(352)	(315)	(539)
Impairment on long-lived assets	(1,948)	(199)	—
Total operating expenses	(8,239)	(4,765)	(3,217)
Operating loss from discontinued operations	(6,234)	(1,665)	(1,051)
Interest income, net	—	30	42
Other expenses, net	(1,428)	(6)	(68)
Loss before income tax expense	(7,662)	(1,641)	(1,077)
Income tax benefit/(expense)	1,963	(95)	278
Net loss from discontinued operations, net of income tax	(5,699)	(1,736)	(799)